Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 11 - Shareholders' equity

A.           Ordinary shares

All of the issued and outstanding Ordinary Shares of the Company are authorized and fully paid.  The Ordinary Shares of the Company are not redeemable and have no preemptive rights. The ownership or voting of Ordinary Shares by non-residents of Israel is not restricted in any way by the Company's memorandum or articles of association or the laws of the State of Israel, except that citizens of countries (including corporations incorporated in countries) which are considered under the applicable law as "enemy states" of Israel may not be recognized as owners of Ordinary Shares.

B.	Employees' and non employees' stock options

The Company has three active equity plans:

The newest plan is the 2009 Equity Incentive Plan. The 2009 equity plan permits the Company to grant a number of equity instruments, such as options, restricted stock, restricted stock units and stock appreciation rights to eligible employees, directors and consultants. Stock option awards under this plan must be granted at no less than the fair market value of our ordinary shares on the date of the grant and the term of the awards may not exceed ten years. Shares underlying equity awards that have been cancelled or forfeited return to the pool of equity units are also available for grant under the plan.  As of December 31, 2012, there were outstanding under this plan 495,117 restricted share units, or RSUs. No other types of equity units are outstanding under the 2009 plan.

Generally, awards vest over a four-year period beginning with the first or second anniversary of the grant. The Company's Compensation and Nominating Committee has the authority to grant awards with different vesting terms and to accelerate the time periods for the vesting of awards. To the extent the awards have vested, they may be exercised in whole or in part from time to time until their expiration.

Upon the termination of employment or service of participating employees and consultants, all unvested awards are cancelled. All vested awards may be exercised within 180 days following termination, except if termination of employment is due to specified circumstances such as death or disability of a plan participant, in which case vested awards may be exercised within one year following termination. All vested awards not exercised within this period are automatically forfeited and cancelled. Unvested awards to non-employee directors whose service is terminated or discontinued for any reason other than for cause and who have been members of our board of directors for more than five years, will automatically vest and become exercisable immediately prior to termination or discontinuation of service. These vested awards may be exercised within 180 days following termination of service, except in cases of where termination or discontinuation of service is a result of statutory requirements, death, disability or other circumstances of forced cessation of service, in which case awards may be exercised at any time until their expiration date. In a case of termination for cause of a plan participant, all awards, whether vested or unvested, are automatically forfeited and cancelled.

Under the 2009 equity plan, in the event of an acquisition, merger or other share exchange in which the Company is not the surviving entity and the acquiring entity does not agree to assume the awards, all outstanding, but unvested, awards of each plan participant having been employed by the Company at least one year, will be accelerated and exercisable, ten days prior to the completion of the acquisition, merger or share exchange. In addition, if the employment of a particular holder of outstanding awards is terminated by the Company as of or during the 12-month period following a change in control (as defined in the 2009 equity plan), all unvested awards of such holder will be automatically accelerated and exercisable, subject to certain adjustments and exceptions.

Awards granted under the 2009 equity plan to Israeli residents may be granted under Section 102 of the Israeli Income Tax Ordinance pursuant to which the awards or the ordinary shares issued upon their exercise must be deposited with a trustee for at least two years following the date of the grant. Under Section 102, any tax payable by an employee from the grant or exercise of the awards is deferred until the transfer of the awards or ordinary shares by the trustee to the employee or upon the sale of the awards or ordinary shares.

F - 29

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 11 - Shareholders' equity (cont'd)

B.	Employees' and non employees' stock options (cont'd)

Awards granted under Section 102 may qualify for certain tax benefits under the Israeli Tax Ordinance.

Stock options granted under the plan to U.S. residents may also qualify as incentive stock options within the meaning of Section 422 of the U.S. Internal Revenue Code of 1986, as amended. The exercise price for incentive stock options must not be less than the fair market value on the date the option is granted, or 110% of the fair market value if the option holder holds more than 10% of our share capital.

The Company also has an equity plan entitled the 2006 Equity Incentive Plan.  The terms of the 2006 plan are identical to the terms of the 2009 equity plan.  The Company has reserved for issuance a total of 4,000,000 Ordinary Shares under the 2006 Plan.  As of December 31, 2012 there were 3,344,814 options outstanding under the 2006 Plan.

The Company's 2003 stock option plan was materially amended in February 2012 and renamed the Amended and Restated 2003 Equity Incentive Plan, and is currently identical to the 2009 plan. Previously, the 2003 stock option plan only permitted the grant of stock options. The Company has reserved for issuance a total of 2,500,000 Ordinary Shares under the 2003 Plan. As of December 31, 2012, there were outstanding options to purchase 1,396,665  ordinary shares and 315,924 RSUs under the 2003 stock option plan.  Stock option awards under this plan had been granted at no less than the fair market value of the Company's ordinary shares on the date of the grant and the term of the awards does not exceed ten years. The 2003 stock option plan has expired on February 12, 2013 and no equity grants will be made under this plan after this date.  However, outstanding awards may be exercised until their expiration date.

During 2009 the Company extended the term of outstanding stock options previously granted to 181 employees under the Company's 2006 Plan by two additional years. On June 3, 2009, the shareholders at their Annual General Meeting approved extension of the term of outstanding stock options previously granted to external directors under the Company's 2006 Plan by two additional years.

The incremental cost recorded due to this modification in the consolidated statements of income for the years ended December 31, 2012, 2011 and 2010 was $10, $61 and $721, respectively.

Awards granted to consultants are immaterial.

F - 30

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)
Note 11 - Shareholders' equity (cont'd)

B.	Employees' and non employees' stock options (cont'd)

Options

The following table summarizes information relating to stock options for Ordinary Shares outstanding, as of December 31, 2012 and 2011:

	Options outstanding as of
	December 31, 2012
		Weighted
		Average
		Remaining
	Number	contractual life
Exercise prices	outstanding at	(in years)
$1 - $10	704,792	1.93
$10.01-$20	1,714,775	1.45
$20.01-$30	1,822,472	1.50
$30.01-$40	499,440	1.90
	4,741,479

	Options outstanding as of
	December 31, 2011
		Weighted
		Average
		Remaining
	Number	contractual life
Exercise prices	outstanding at	(in years)
$1 - $10	790,080	2.87
$10.01-$20	1,990,864	2.29
$20.01-$30	1,825,172	1.96
$30.01-$40	499,440	2.90
	5,105,556

The stock option activity under the Plans is as follows:

		Weighted average exercise price	Weighted average
	Number of shares		grant date fair value
Balance at January 1, 2012	5,105,556	$20.48	9.55
Exercised	(350,638)	$11.56	7.48
Forfeited	(13,439)	$13.04	5.46
Balance at December 31, 2012	4,741,479	$21.16	9.70
Exercisable at December 31, 2012	4,538,344	$20.78	9.99

F - 31

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 11 - Shareholders' equity (cont'd)

B.	Employees' and non employees' stock options (cont'd)

As of December 31, 2012, unrecognized compensation costs related to non-vested options aggregated $685 to be recognized over 0.3 years.

The aggregate intrinsic value of options outstanding as of December 31, 2012, 2011 and 2010 is $8,878 $10,944 and $8,208, respectively. The aggregate intrinsic value of options exercisable as of December 31, 2012, 2011 and 2010 is $7,116 , $6,946 and $4,141, respectively.

The total intrinsic value of options exercised during the year ended December 31, 2012 and 2011, is $2,079 and $3,490, respectively.

RSUs

The following table summarizes information relating to RSUs as of December 31, 2012 and related changes during the year ended December 31, 2012:

		Weighted average
Non-vested RSUs	Number of shares	grant date fair value
Balance at January 1, 2012	793,517	$17.80
Granted	324,924	18.49
Vested	(281,400)	17.31
Forfeited	(26,000)	17.60
Balance at December 31, 2012	811,041	$18.30

The aggregate intrinsic value of RSUs granted during 2012, 2011 and 2010 is $ 6,004, $6,600 and $6,942, respectively.

F - 32

Given Imaging Ltd. and its Subsidiaries
Notes to the Consolidated Financial Statements
(In thousands)

Note 11 - Shareholders' equity (cont'd)

B.	Employees' and non employees' stock options (cont'd)

During 2012 the Company granted 264,909 RSUs to employees and non-employees. 50% of the RSUs vest on the second anniversary of the date of grant, and 25% vest on each of the third and fourth anniversaries of the date of the grant. 48,650 RSUs were granted to directors - 100% vest on the first anniversary and 11,365 were garnted to a director, 25% vest on each of four anniversaries. The fair value of the RSUs as of the date of grant is amortized over the vesting period. Unrecognized compensation costs related to the RSUs as of December 31, 2012, to be recognized over a weighted average period of 1.22 years, were $9.5 million, and compensation expenses of $5.3 million and $4.1 million were recognized in the years ended December 31, 2012 and 2011, respectively.

Restricted Shares

On May 30, 2006, the Company issued 100,000 restricted shares to its CEO. The restricted shares vested in four installments over a period of four years, beginning on May 30, 2007. On June 15, 2007 the Company issued 6,000 restricted shares to another one of its officers. These restricted shares vested in three installments over a period of four years, beginning on June 15, 2009. The fair value of the restricted shares as of the date of issue is amortized over the vesting period. As of December 31, 2012 there were no unrecognized compensation costs related to the restricted shares. Compensation expenses related to the restricted shares of $0, $18 and $485 and were recognized for the years ended December 31, 2012, 2011 and 2010, respectively.

Total compensation costs

The following table summarizes the allocation of the stock-based compensation charge for both employee and non-employee stock option grants:

	Year ended December 31,
	2012	2011	2010
Research and development costs	$724	$708	$428
Selling and marketing expenses	1,985	2,175	1,557
General and administrative expenses	3,449	4,480	6,497
	$6,158	$7,363	$8,482